Summary by Category (Details) - BRL (R$)		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Swap contract [member]
IfrsStatementLineItems [Line Items]
[custom:NotionalAmount1-0]	[1]	R$ 837,762,019,000		R$ 398,925,842,000		R$ 561,967,799,000
Curve value	[1]	(1,804,744,000)		(3,076,947,000)
Financial assets, at fair value		(897,350,000)		(3,597,969,000)		(1,823,534,000)
Notional amount		841,676,369,000
Swap contract [member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	13,162,674,000		6,249,519,000
Financial assets, at fair value		7,641,355,000		14,729,642,000		147,010,930,000
Notional amount	[1]	418,137,448,000		278,752,387,000		282,164,189,000
Swap contract [member] | Assets [Member] | CDI (Interbank Deposit Rates) [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	318,541,000		326,586,000
Financial assets, at fair value		(778,177,000)		3,010,880,000		16,908,791,000
Notional amount	[1]	66,837,268,000		41,316,315,000		40,550,627,000
Swap contract [member] | Assets [Member] | Fixed Interest Rate - Real [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	9,269,271,000		4,013,563,000
Financial assets, at fair value		6,412,471,000		9,607,342,000
Notional amount	[1]	231,741,021,000		54,159,848,000		47,140,927,000
Swap contract [member] | Assets [Member] | Indexed to Price and Interest Rates [Member]
IfrsStatementLineItems [Line Items]
[custom:NotionalAmount1-0]	[1]	5,124,411,000
Financial assets, at fair value		(234,488,000)
Notional amount	[1]	2,089,110,000				2,388,118,000
Swap contract [member] | Assets [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	799,550,000		959,322,000
Financial assets, at fair value		2,003,728,000		1,039,529,000		130,102,139,000
Notional amount	[1]	91,837,446,000		178,076,136,000		192,084,517,000
Swap contract [member] | Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	2,775,313,000		950,048,000
Financial assets, at fair value		237,822,000		1,071,891,000
Notional amount	[1]	25,632,603,000		75,676,000
Swap contract [member] | Liabilities [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	(14,967,418,000)		(9,326,465,000)
Financial assets, at fair value		(8,538,705,000)		(18,327,611,000)		(148,834,464,000)
Notional amount	[1]	419,624,571,000		120,173,455,000		279,803,610,000
Swap contract [member] | Liabilities [Member] | CDI (Interbank Deposit Rates) [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	(4,171,481,000)		(6,911,748,000)
Financial assets, at fair value		(12,327,484,000)		(13,693,733,000)
Notional amount	[1]	321,402,883,000		33,239,801,000		24,353,405,000
Swap contract [member] | Liabilities [Member] | Fixed Interest Rate - Real [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	(6,760,576,000)		(2,183,507,000)
Financial assets, at fair value		2,467,425,000		(2,772,479,000)		(24,079,732,000)
Notional amount	[1]	48,874,762,000		45,088,689,000		67,937,624,000
Swap contract [member] | Liabilities [Member] | Indexed to Price and Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value		(728,677,000)		(450,958,000)		(123,445,067,000)
Notional amount	[1]	22,827,336,000		33,026,692,000		125,829,755,000
Swap contract [member] | Liabilities [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	(28,407,000)		(25,000)
Financial assets, at fair value		2,287,852,000		153,695,000
Notional amount	[1]	887,129,000		6,636,885,000		60,394,529,000
Swap contract [member] | Liabilities [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	4,006,955,000		231,186,000
Financial assets, at fair value		(237,822,000)		(1,564,135,000)		(1,309,665,000)
Notional amount	[1]	25,632,461,000		2,181,388,000		1,288,297,000
Option contract [member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	595,345,000		282,110,000
Financial assets, at fair value		(885,703,000)		47,624,000		(1,222,465,000)
Notional amount	[1]	1,130,172,099,000		2,043,286,085,000		1,446,536,133,000
Option contract [member] | Purchased Position [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	1,240,879,000		1,869,806,000
Financial assets, at fair value		1,385,889,000		4,974,618,000		381,706,000	[1]
Notional amount		564,829,758,000	[1]	1,006,266,897,000	[1]	678,089,904,000
Option contract [member] | Purchased Position [Member] | Call Option - US Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	271,464,000		47,898,000
Financial assets, at fair value		382,237,000		39,202,000		(281,000)	[1]
Notional amount		9,898,179,000	[1]	1,188,387,000	[1]	171,871,000
Option contract [member] | Purchased Position [Member] | Put Option - US Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	140,280,000		79,019,000
Financial assets, at fair value		187,123,000		109,075,000		4,355,000	[1]
Notional amount		4,094,316,000	[1]	1,948,673,000	[1]	1,456,975,000
Option contract [member] | Purchased Position [Member] | Call Option - Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	459,995,000		558,794,000
Financial assets, at fair value		510,976,000		1,093,583,000		818,664,000	[1]
Notional amount		31,248,540,000	[1]	134,761,947,000	[1]	98,154,363,000
Option contract [member] | Purchased Position [Member] | Call Option - Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	444,446,000		557,167,000
Financial assets, at fair value		495,214,000		556,039,000		819,262,000	[1]
Notional amount		28,499,055,000	[1]	101,421,659,000	[1]	98,154,363,000
Option contract [member] | Purchased Position [Member] | Call Option - Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1],[2]	15,549,000		1,627,000
Financial assets, at fair value	[2]			537,544,000		(598,000)	[1]
Notional amount	[1],[2]	2,749,485,000		33,340,288,000
Option contract [member] | Purchased Position [Member] | Put Option - Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	369,140,000		1,184,095,000
Financial assets, at fair value		305,553,000		3,732,758,000		(441,032,000)
Notional amount	[1]	519,588,723,000		868,367,889,000		578,306,695,000
Option contract [member] | Purchased Position [Member] | Put Option - Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	369,140,000		1,183,630,000
Financial assets, at fair value		305,553,000		3,729,297,000		(440,959,000)	[1]
Notional amount		519,588,723,000	[1]	864,852,555,000	[1]	578,306,695,000
Option contract [member] | Purchased Position [Member] | Put Option - Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1],[2]			464,000
Financial assets, at fair value	[2]			3,461,000		(73,000)	[1]
Notional amount	[1],[2]			3,515,334,000
Option contract [member] | Sold Position [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	(1,836,224,000)		(2,151,915,000)
Financial assets, at fair value		(2,256,244,000)	[2]	(4,926,994,000)	[2]	(1,604,171,000)	[1]
Notional amount		565,342,341,000	[1]	1,037,019,188,000	[1]	768,446,229,000	[2]
Option contract [member] | Sold Position [Member] | Call Option - US Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	(170,553,000)		(70,201,000)
Financial assets, at fair value		(152,348,000)	[2]	699,243,000	[2]	(1,472,000)	[1]
Notional amount		4,111,016,000	[1]	1,537,670,000	[1]	254,945,000	[2]
Option contract [member] | Sold Position [Member] | Put Option - US Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	(348,715,000)		(137,061,000)
Financial assets, at fair value		(287,825,000)	[2]	(192,335,000)	[2]	(2,842,000)	[1]
Notional amount		4,017,161,000	[1]	2,315,919,000	[1]	263,994,000	[2]
Option contract [member] | Sold Position [Member] | Call Option - Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	(719,460,000)		(588,023,000)
Financial assets, at fair value		(872,335,000)	[2]	(453,919,000)	[2]	(440,731,000)	[1]
Notional amount		33,383,234,000	[1]	130,919,394,000	[1]	174,166,802,000	[2]
Option contract [member] | Sold Position [Member] | Call Option - Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	(713,773,000)		(566,813,000)
Financial assets, at fair value		(858,586,000)	[2]	(464,405,000)	[2]	(440,959,000)	[1]
Notional amount		31,730,928,000	[1]	120,156,285,000	[1]	174,166,802,000	[2]
Option contract [member] | Sold Position [Member] | Call Option - Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1],[2]	(5,687,000)		(21,210,000)
Financial assets, at fair value		(13,749,000)	[2]	10,486,000	[2]	228,000	[1]
Notional amount	[2]	1,652,305,000	[1]	10,763,109,000	[1]
Option contract [member] | Sold Position [Member] | Put Option - Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]	(597,497,000)		(1,356,630,000)
Financial assets, at fair value		(943,736,000)	[2]	(4,979,984,000)	[2]	(1,159,126,000)	[1]
Notional amount		523,830,930,000	[1]	902,246,206,000	[1]	593,760,488,000	[2]
Option contract [member] | Sold Position [Member] | Put Option - Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1],[2]	(597,497,000)		(1,350,314,000)
Financial assets, at fair value		(943,736,000)	[2]	(4,597,427,000)	[2]	(1,159,038,000)	[1]
Notional amount		523,830,930,000	[1],[2]	869,328,317,000	[1]	593,760,488,000	[2]
Option contract [member] | Sold Position [Member] | Put Option - Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1],[2]			(6,316,000)
Financial assets, at fair value			[2]	(382,557,000)	[2]	(88,000)	[1]
Notional amount	[2]		[1]	32,917,888,000	[1]
Futures contract [member]
IfrsStatementLineItems [Line Items]
Curve value	[1]
Financial assets, at fair value							[1]
Notional amount		287,984,278,000	[1]	270,258,566,000	[1]	433,873,180,000
Futures contract [member] | Purchased Position [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Notional amount	[1]	148,237,279,000		110,275,866,000		72,912,029,000
Futures contract [member] | Purchased Position [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]
Financial assets, at fair value							[1]
Notional amount		33,797,350,000	[1]		[1]	9,978,419,000
Futures contract [member] | Purchased Position [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount						108,140,000
Futures contract [member] | Purchased Position [Member] | Exchange Coupon (DDI) [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]
Financial assets, at fair value							[1]
Notional amount		85,931,389,000	[1]	12,438,695,000	[1]	7,394,951,000
Futures contract [member] | Purchased Position [Member] | Interest Rates (DI1 and DIA) [Member]
IfrsStatementLineItems [Line Items]
Curve value	[1]
Financial assets, at fair value	[1]
Notional amount		28,491,764,000	[1]	97,837,171,000	[1]	55,430,519,000
Futures contract [member] | Purchased Position [Member] | Indexes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	[1]	16,776,000
Futures contract [member] | Sold Position [Member]
IfrsStatementLineItems [Line Items]
Notional amount		139,746,999,000	[1]	159,982,699,000	[1]	360,961,151,000
Futures contract [member] | Sold Position [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	[1]	25,678,296,000		18,653,658,000		17,305,604,000
Futures contract [member] | Sold Position [Member] | Indexes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	[1],[3]	194,879,000		256,261,000		290,254,000
Futures contract [member] | Sold Position [Member] | Foreign Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Notional amount	[1]	60,606,204,000		73,114,014,000		146,032,485,000
Futures contract [member] | Sold Position [Member] | Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Notional amount	[1]	53,267,620,000		67,958,767,000		196,170,105,000
Futures contract [member] | Sold Position [Member] | Treasury Bonds/Notes [Member]
IfrsStatementLineItems [Line Items]
Notional amount						1,162,703,000
Futures contract [member] | Purchased Commitment [Member]
IfrsStatementLineItems [Line Items]
Curve value		5,345,415,000		1,370,654,000
Financial assets, at fair value		12,112,679,000		6,543,254,000		3,120,284,000	[1]
Notional amount		93,097,212,000	[1]	96,309,648,000	[1]	79,970,842,000
Futures contract [member] | Purchased Commitment [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value		2,606,930,000
Financial assets, at fair value		3,610,745,000		1,516,688,000		325,954,000	[1]
Notional amount		9,345,027,000	[1]	9,055,447,000	[1]	1,625,917,000
Futures contract [member] | Purchased Commitment [Member] | Currencies [Member]
IfrsStatementLineItems [Line Items]
Curve value		2,738,485,000		1,370,654,000
Financial assets, at fair value		8,501,934,000		5,026,566,000		2,794,330,000	[1]
Notional amount		83,752,185,000	[1]	87,254,202,000	[1]	78,344,925,000
Futures contract [member] | Sold Commitment [Member]
IfrsStatementLineItems [Line Items]
Curve value		(2,508,572,000)		1,323,105,000
Financial assets, at fair value		(13,824,032,000)		(6,102,227,000)		(2,647,017,000)	[1]
Notional amount		74,514,101,000	[1]	69,354,158,000	[1]	89,430,475,000
Futures contract [member] | Sold Commitment [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value		(1,366,746,000)		(223,000)
Financial assets, at fair value		(1,892,023,000)		(1,255,298,000)		(371,790,000)	[1]
Notional amount		2,902,602,000	[1]	4,367,401,000	[1]	1,628,611,000
Futures contract [member] | Sold Commitment [Member] | Currencies [Member]
IfrsStatementLineItems [Line Items]
Curve value		(1,141,826,000)		1,323,328,000
Financial assets, at fair value		(11,932,009,000)		(4,846,929,000)		(2,275,227,000)	[1]
Notional amount		71,611,500,000	[1]	64,986,757,000	[1]	87,801,864,000
Forward Contracts and Others [Member]
IfrsStatementLineItems [Line Items]
Curve value		2,836,843,000		2,693,759,000
Financial assets, at fair value		(1,711,352,000)		441,028,000		483,267,000	[1]
Notional amount		R$ 167,611,313,000	[1]	163,040,700,000		R$ 169,401,317,000
Forward Contracts And Others Member 1 [Member]
IfrsStatementLineItems [Line Items]
Notional amount	[1]			R$ 165,663,806,000

[1]	Nominal value of updated contracts.
[2]	Includes options of index, mainly being options involving US treasury, shares and stock indexes.
[3]	Includes Bovespa and S&P index.